Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 97.6%

Belgium — 0.3%
UCB SA	91	$19,836

Brazil — 0.2%
MercadoLibre, Inc.*	6	14,243

Canada — 0.4%
Constellation Software, Inc.	4	13,831
Shopify, Inc., Class A*	113	13,843
Total Canada		27,674

China — 8.9%
Alibaba Group Holding Ltd.	4,792	70,629
Baidu, Inc., Class A*	2,398	25,843
BeOne Medicines Ltd., Class H*	844	19,503
BYD Co., Ltd., Class H	4,029	59,229
China Energy Engineering Corp., Ltd., Class H	126,684	20,980
China Petroleum & Chemical Corp., Class H	35,222	20,640
China Railway Group Ltd., Class H	68,480	34,458
Haier Smart Home Co., Ltd., Class H	4,545	14,301
JD.com, Inc., Class A	1,295	20,275
Kuaishou Technology*	2,090	20,501
Lenovo Group Ltd.	17,018	21,939
Li Auto, Inc., Class A*	963	12,734
Meituan, Class B*	1,582	24,506
Metallurgical Corp. of China Ltd., Class H	99,935	21,642
Midea Group Co., Ltd., Class H	2,123	20,594
NetEase, Inc.	811	21,117
NIO, Inc., Class A*(a)	4,656	20,641
PetroChina Co., Ltd., Class H	32,077	31,341
Tencent Holdings Ltd.	1,369	95,917
Trip.com Group Ltd.	283	17,737
Weichai Power Co., Ltd., Class H	4,330	9,178
Xiaomi Corp., Class B*	4,417	29,906
ZTE Corp., Class H(a)	8,835	28,024
Total China		661,635

Denmark — 0.7%
Genmab A/S*	58	12,788
Novo Nordisk A/S, Class B	838	40,423
Total Denmark		53,211

Finland — 0.4%
Nokia OYJ	7,974	32,746

France — 1.2%
Airbus SE	152	30,626
Dassault Systemes SE	342	11,309
L’Oreal SA	30	13,369
Renault SA	313	11,718
Safran SA	42	13,916
Thales SA	41	11,065
Total France		92,003

Germany — 6.4%
BASF SE	398	19,660
Bayer AG	1,875	58,694
Bayerische Motoren Werke AG	849	81,508
Continental AG	347	29,866
Daimler Truck Holding AG	375	18,383
Infineon Technologies AG	487	19,305
Mercedes-Benz Group AG	944	54,130
Merck KGaA	163	20,578
	Shares	Value
Common Stocks (continued)

Germany (continued)
SAP SE	208	$59,707
Siemens AG	243	62,550
Siemens Energy AG*	118	13,776
Siemens Healthineers AG	336	18,190
Traton SE	612	21,112
Total Germany		477,459

Ireland — 0.1%
Accenture PLC, Class A	27	7,212

Japan — 6.4%
Aisin Corp.	1,078	15,035
Astellas Pharma, Inc.	1,989	20,862
Canon, Inc.(a)	660	18,858
Chugai Pharmaceutical Co., Ltd.	207	10,123
Daiichi Sankyo Co., Ltd.	1,081	26,721
Denso Corp.	2,638	36,039
Eisai Co., Ltd.	357	10,136
FUJIFILM Holdings Corp.	435	9,122
Honda Motor Co., Ltd.	6,372	66,432
Mitsubishi Electric Corp.	624	13,857
Nissan Motor Co., Ltd.*	14,637	31,279
NTT, Inc.	14,470	14,682
Otsuka Holdings Co., Ltd.	375	18,198
Panasonic Holdings Corp.	2,643	25,298
Renesas Electronics Corp.	1,054	13,069
Sony Group Corp.	1,670	40,858
Takeda Pharmaceutical Co., Ltd.	1,397	38,987
TDK Corp.	1,318	16,263
Tokyo Electron Ltd.	86	15,618
Toyota Motor Corp.	2,192	39,275
Total Japan		480,712

Jersey — 0.1%
Aptiv PLC*	110	7,550

Netherlands — 1.0%
ASML Holding NV	55	38,595
Koninklijke Philips NV	721	19,062
NXP Semiconductors NV	74	15,819
Total Netherlands		73,476

South Korea — 5.4%
Hyundai Mobis Co., Ltd.	53	11,255
Hyundai Motor Co.	111	17,049
Kia Corp.	181	13,352
LG Chem Ltd.	76	16,523
LG Display Co., Ltd.*	1,336	10,443
LG Electronics, Inc.	476	26,566
NAVER Corp.	60	10,167
Samsung Electronics Co., Ltd.	5,154	265,356
SK Hynix, Inc.	162	31,949
Total South Korea		402,660

Sweden — 0.8%
Telefonaktiebolaget LM Ericsson, B Shares	4,894	35,773
Volvo AB, B Shares	926	26,680
Total Sweden		62,453

Switzerland — 0.2%
ABB Ltd.	214	14,104

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Taiwan — 2.2%
Delta Electronics, Inc.	810	$15,387
Hon Hai Precision Industry Co., Ltd.	5,975	35,633
MediaTek, Inc.	852	39,107
Realtek Semiconductor Corp.	502	9,671
Taiwan Semiconductor Manufacturing Co., Ltd.	1,586	61,638
Total Taiwan		161,436

United Kingdom — 2.6%
AstraZeneca PLC	775	116,138
GSK PLC	3,550	66,616
Unilever PLC	149	8,692
Total United Kingdom		191,446

United States — 60.3%
3M Co.	52	7,759
Abbott Laboratories	144	18,171
AbbVie, Inc.	309	58,407
Adobe, Inc.*	74	26,469
Advanced Micro Devices, Inc.*	352	62,061
Airbnb, Inc., Class A*	110	14,565
Alnylam Pharmaceuticals, Inc.*	25	9,806
Alphabet, Inc., Class A	2,072	397,617
Amazon.com, Inc.*	2,051	480,160
Amgen, Inc.	142	41,904
Analog Devices, Inc.	47	10,558
Apple, Inc.	1,098	227,912
Applied Materials, Inc.	137	24,668
Arista Networks, Inc.*	82	10,104
Atlassian Corp., Class A*	90	17,260
Autodesk, Inc.*	35	10,609
Becton Dickinson & Co.	50	8,913
Biogen, Inc.*	92	11,776
Block, Inc.*	313	24,182
Boeing Co. (The)*	129	28,617
Boston Scientific Corp.*	113	11,856
Bristol-Myers Squibb Co.	1,399	60,591
Broadcom, Inc.	258	75,775
Cadence Design Systems, Inc.*	37	13,489
Caterpillar, Inc.	39	17,083
Cisco Systems, Inc.	930	63,314
Corning, Inc.	147	9,296
Corteva, Inc.	129	9,305
Crowdstrike Holdings, Inc., Class A*	17	7,728
CSL Ltd.	78	13,605
Cummins, Inc.	31	11,396
Danaher Corp.	55	10,844
Datadog, Inc., Class A*	65	9,099
Deere & Co.	29	15,207
Dell Technologies, Inc., Class C	168	22,292
DoorDash, Inc., Class A*	37	9,259
eBay, Inc.	129	11,836
Edwards Lifesciences Corp.*	96	7,614
Electronic Arts, Inc.	115	17,536
Eli Lilly & Co.	100	74,007
Expedia Group, Inc.	53	9,552
Ford Motor Co.	5,119	56,667
Garmin Ltd.	34	7,438
GE HealthCare Technologies, Inc.	126	8,986
General Electric Co.	39	10,572
General Motors Co.	1,293	68,969
Gilead Sciences, Inc.	353	39,638
Hewlett Packard Enterprise Co.	785	16,242
Honeywell International, Inc.	49	10,895
HP, Inc.	448	11,110
	Shares	Value
Common Stocks (continued)

United States (continued)
Illumina, Inc.*	80	$8,217
Incyte Corp.*	258	19,322
Intel Corp.	5,079	100,564
International Business Machines Corp.	184	46,580
Intuit, Inc.	25	19,628
Intuitive Surgical, Inc.*	16	7,697
Johnson & Johnson	766	126,191
KLA Corp.	11	9,669
Lam Research Corp.	150	14,226
Lockheed Martin Corp.	23	9,683
Marvell Technology, Inc.	182	14,627
Medtronic PLC	213	19,221
Merck & Co., Inc.	1,317	102,884
Meta Platforms, Inc., Class A	456	352,689
Micron Technology, Inc.	187	20,409
Microsoft Corp.	450	240,075
Moderna, Inc.*(a)	1,079	31,895
Nestle SA	163	14,272
NetApp, Inc.	66	6,873
Netflix, Inc.*	17	19,710
Northrop Grumman Corp.	15	8,649
Novartis AG	694	80,497
NVIDIA Corp.	668	118,817
Oracle Corp.	326	82,729
Palo Alto Networks, Inc.*	67	11,631
PayPal Holdings, Inc.*	286	19,665
Pfizer, Inc.	2,950	68,706
Pinterest, Inc., Class A*	255	9,843
Procter & Gamble Co. (The)	85	12,790
QUALCOMM, Inc.	403	59,144
Regeneron Pharmaceuticals, Inc.	63	34,364
Rivian Automotive, Inc., Class A*(a)	726	9,344
ROBLOX Corp., Class A*	96	13,228
Roche Holding AG	402	127,276
RTX Corp.	133	20,957
Salesforce, Inc.	145	37,458
Sandisk Corp.*	163	6,996
Sanofi SA	718	64,789
Schneider Electric SE	73	19,071
ServiceNow, Inc.*	18	16,976
Shell PLC	255	9,148
Snowflake, Inc., Class A*	58	12,963
Spotify Technology SA*	15	9,398
Stellantis NV	5,684	50,503
Stryker Corp.	26	10,211
Synopsys, Inc.*	31	19,638
Tesla, Inc.*	101	31,135
Texas Instruments, Inc.	68	12,312
Thermo Fisher Scientific, Inc.	24	11,224
Twilio, Inc., Class A*	59	7,611
Uber Technologies, Inc.*	252	22,113
Vertex Pharmaceuticals, Inc.*	128	58,479
Western Digital Corp.	205	16,131
Workday, Inc., Class A*	75	17,204
Total United States		4,498,151

Total Common Stocks
(Cost $6,257,911)		7,278,007

Preferred Stock — 2.3%
Germany — 2.3%
Volkswagen AG, 6.91%
(Cost $193,600)	1,627	171,544

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Warrants — 0.0%(b)
Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	$0

Short-Term Investments — 0.8%

Money Market Funds — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(d)(e)	60,875	60,875
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	3	3

Total Short-Term Investments
(Cost $60,878)		60,878

Total Investments — 100.7% (Cost $6,512,389)		7,510,429
Other Assets and Liabilities, Net — (0.7)%		(48,638)
Net Assets — 100.0%		$7,461,791

		% of
Industry	Value	Net Assets
Information Technology	$2,380,370	31.9%
Consumer Discretionary	1,703,070	22.8
Health Care	1,663,947	22.3
Communication Services	1,008,248	13.5
Industrials	494,329	6.7
Energy	61,129	0.8
Money Market Funds	60,878	0.8
Consumer Staples	49,122	0.7
Materials	45,488	0.6
Financials	43,848	0.6
Total Investments	$7,510,429	100.7%
Other Assets and Liabilities, Net	(48,638)	(0.7)
Total Net Assets	$7,461,791	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $95,255; total market value of collateral held by the Fund was $103,694. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $42,819.
(b)	Less than 0.05%.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at July 31, 2025.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Global Equity R&D Leaders ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$7,278,007	$—	$—		$7,278,007
Preferred Stock	171,544	—	—		171,544
Warrants	—	—	0	(g)	—
Short-Term Investments:
Money Market Funds	60,878	—	—		60,878
Total Investments in Securities	$7,510,429	$—	$0		$7,510,429

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.